Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund”)

Supplement dated December 30, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus each dated May 1, 2020, as may be revised or supplemented from time to time.

Effective December 31, 2020, the Fund will add the Bloomberg Barclays U.S. Aggregate Bond Index as a secondary benchmark.

Accordingly, effective December 31, 2020, the first paragraph within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended to include the following sentences:

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

Effective December 31, 2020, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended to include the following:

Average Annual Total Returns (for the periods ended December 31, 2019)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (2/1/13)
Bloomberg Barclays U.S. Aggregate Bond Index[2]	8.72%	3.05%	3.75%	2.86%

[2]	Effective December 31, 2020, the Bloomberg Barclays U.S. Aggregate Bond Index became the Fund’s secondary benchmark.

Loomis Sayles Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund”)

Supplement dated December 30, 2020 to the Fund’s Summary Prospectus and Statutory Prospectus each dated May 1, 2020, as may be revised or supplemented from time to time.

Effective December 31, 2020, the Fund will add the Bloomberg Barclays U.S. Aggregate Bond Index as a secondary benchmark.

Accordingly, effective December 31, 2020, the first paragraph within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended to include the following sentences:

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

Effective December 31, 2020, the “Average Annual Total Returns” table within the section “Risk/Return Bar Chart and Table” in the Fund’s Prospectus is amended to include the following:

Average Annual Total Returns (for the periods ended December 31, 2019)	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N (2/1/13)
Bloomberg Barclays U.S. Aggregate Bond Index[2]	8.72%	3.05%	3.75%	2.86%

[2]	Effective December 31, 2020, the Bloomberg Barclays U.S. Aggregate Bond Index became the Fund’s secondary benchmark.